Consolidated statement of changes in equity - EUR (€) € in Millions		Shareholders' Equity [1]	Invested capital	Share Capital	Share Premium	Retained Earnings	Other reserves	Non-controlling interests	Total
Beginning balance at Dec. 31, 2022		€ 1,953	€ 1,775				€ 178	€ 25	€ 1,978
Net profit	[2]	492	492					17	509
Other comprehensive income, net of tax:
- Cash flow hedges gains/(losses)		2					2		2
- Currency retranslation gains/(losses)	[3]	(49)					(49)	(1)	(50)
Total comprehensive income		445	492				(47)	16	461
Share-based payment credit	[4]	20	20						20
Other transactions with Unilever	[5]	92	92						92
Transactions with owners of the non-controlling interests	[5]							(16)	(16)
Ending balance at Dec. 31, 2023		2,510	2,379				131	25	2,535
Net profit	[2]	579	579					16	595
Other comprehensive income, net of tax:
- Cash flow hedges gains/(losses)		88					88		88
- Remeasurement of defined benefit pension plans		38					38		38
- Currency retranslation gains/(losses)	[3]	136					136	1	137
Total comprehensive income		841	579				262	17	858
Share-based payment credit	[4]	32	32						32
Other transactions with Unilever	[5]	(594)	(594)						(594)
Transactions with owners of the non-controlling interests	[5]							(19)	(19)
Dividends paid to non-controlling interests		(11)	(11)						(11)
Ending balance at Dec. 31, 2024		2,778	2,385				393	23	2,801
Net profit	[2]	293	480			€ (187)		14	307
Other comprehensive income, net of tax:
- Cash flow hedges gains/(losses)		(81)					(81)		(81)
- Remeasurement of defined benefit pension plans	[6]	46	108			8	(70)		46
- Currency retranslation gains/(losses)	[3]	(235)					(235)	(3)	(238)
Total comprehensive income		23	588			(179)	(386)	11	34
Share-based payment credit	[4]	35	28			7			35
Other transactions with Unilever	[7]	(2,495)	(2,495)						(2,495)
Transactions with owners of the non-controlling interests	[5]							(17)	(17)
Deferred tax recognition on Separation	[8]	398	398						398
Dividends paid to non-controlling interests	[7]							(9)	(9)
Dividends paid to Unilever		(83)	(83)						(83)
Hedging gain/(loss) transferred to non-financial assets		(31)					(31)		(31)
Share issuance and formation of TMICC N.V	[9]		€ (821)	€ 2,143	€ 5,798		(7,120)
Ending balance at Dec. 31, 2025		€ 625		€ 2,143	€ 5,798	€ (172)	€ (7,144)	€ 8	€ 633

[1]	In 2023 and 2024 in the Combined Carve - out Financial Statements this was referred to as Net Parent Investment.
[2]	Profit for the period prior to the Demerger is presented within Invested Capital.
[3]	Includes a hyperinflation adjustment in relation to Türkiye for the years ended 31 December 2023, 2024, and 2025.
[4]	The share-based payment credit represents the non-cash charge recorded in operating profit for the fair value of share awards granted to employees. It includes the fair value of Unilever share awards allocated to the Group, for the pre-Demerger period, which is presented in Invested Capital. Following the Demerger, the Group granted its own share awards to employees, and the related non-cash charge in operating profit for these awards is presented in Retained earnings. See Note 4C.
[5]	Other transactions with Unilever and Transactions with owners of the non-controlling interests reflect the fact that prior to the Demerger, the Group did not retain cash generated from operating activities and represent the cash out flow associated with repatriating such cash to Unilever, net of any movements in working capital, financing and investing activities. As part of the separation, the Group paid €3,162 million to Unilever for the transaction, offset by the inventory subsidy receipt of €905 million and working capital subsidy payment of €300 million. Transactions with owners of the non-controlling interests also includes the buy back of minority shareholders in Indonesia following the Separation.
[6]	Movement attributable to the period prior to the Demerger is presented in Invested Capital, while the movement attributable to the period post Demerger is presented in Retained earnings. The pension reserve balance of €70 million as at 31 December 2024 is reclassified from Other Reserves to Invested Capital
[7]	Other transactions with Unilever and Transactions with owners of the non-controlling interests reflect the fact that prior to the Demerger, the Group did not retain cash generated from operating activities and represent the cash out flow associated with repatriating such cash to Unilever, net of any movements in working capital, financing and investing activities. As part of the separation, the Group paid €3,162 million to Unilever for the transaction, offset by the inventory subsidy receipt of €905 million and working capital subsidy payment of €300 million. Transactions with owners of the non-controlling interests also includes the buy back of minority shareholders in Indonesia following the Separation.
[8]	Following the Separation, the Group recognised a net deferred tax asset. See Note 6B.
[9]	On 6 and 7 December 2025, the Magnum Ice Cream Company N.V. issued 612,245,455 shares with a nominal value per share of €3.50 per share. The total shares issued had an estimated fair value of €7,941 million (based on the market price on the first day of trading). The difference between the estimated fair value and the nominal value of the shares issued has been recognised as share premium of €5,798 million. See Note 14A.